SUPPLEMENT DATED MAY 1, 2022 TO

PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

ISSUED BY

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read the supplement carefully and keep it with your prospectus for future reference.

Asset Allocation Program — Model Update

Effective after the close of business July 22, 2022, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the “Asset Allocation Program” section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

19778 SUPP 05/01/22

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Current through July 22, 2022

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Growth	CTIVP® — Principal Blue Chip Growth Fund — Class 1	1%	1%	1%	1%	2%
	Fidelity VIP Contrafund® Portfolio — Service Class 2	0%	1%	1%	1%	2%
Mid Cap Growth	Federated Hermes Kaufmann Fund II — Service Shares	1%	1%	1%	1%	2%
Large Cap Core	Columbia Variable Portfolio — Overseas Core Fund — Class 2	1%	1%	2%	3%	3%
	Invesco V.I. Core Equity Fund — Series I shares	5%	10%	15%	20%	25%
	Invesco V.I. Main Street Fund® — Series II shares	5%	10%	16%	22%	27%
Large Cap Value	AB International Value Portfolio — Class B	1%	2%	3%	4%	5%
	BlackRock Basic Value V.I. Fund — Class III Shares	1%	3%	4%	5%	6%
	Fidelity VIP Equity-Income Portfolio — Service Class 2	0%	1%	1%	1%	2%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	5%	10%	16%	22%	26%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	16%	12%	8%	3%	0%
Medium Duration	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	20%	14%	10%	5%	0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	20%	15%	10%	5%	0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	16%	12%	8%	4%	0%
Treasury Inflation-Protected Securities	American Century VP Inflation Protection Fund — Class II	3%	3%	2%	1%	0%
Domestic High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	2%	2%	1%	1%	0%
Bank Loans	Eaton Vance VT Floating-Rate Income Fund	3%	2%	1%	1%	0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

Effective after the close of business on July 22, 2022

	Portfolios	Model A	Model B	Model C	Model D	Model E
Equities
Large Cap Blend	Columbia Variable Portfolio — Overseas Core Fund — Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Invesco V.I. Core Equity Fund — Series I shares	5.0%	9.0%	14.0%	19.0%	23.0%
	Invesco V.I. Main Street Fund® — Series II shares	4.0%	9.0%	13.0%	17.0%	22.0%
Large Cap Growth	CTIVP® — Principal Blue Chip Growth Fund — Class 1	3.0%	6.0%	9.0%	12.0%	15.0%
	Fidelity® VIP Contrafund® Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Janus Henderson Forty Portfolio — Service Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Large Cap Value	BlackRock Basic Value V.I. Fund — Class III Shares	1.0%	2.0%	3.0%	4.0%	5.0%
	Fidelity VIP Equity-Income Portfolio — Service Class 2	1.0%	2.0%	3.0%	4.0%	5.0%
	Franklin Mutual Shares VIP Fund — Class 2 Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Growth	Federated Hermes Kaufmann Fund II — Service Shares	1.0%	2.0%	3.0%	4.0%	5.0%
Mid Cap Blend	State Street Real Estate Securities V.I.S. Fund — Class 1 Shares	1.0%	2.0%	3.0%	4.0%	5.0%

Total % Equities		20%	40%	60%	80%	100%

Fixed Income
Core	Fidelity VIP Investment Grade Bond Portfolio — Service Class 2	16.0%	11.0%	8.0%	3.0%	0.0%
	PIMCO VIT Total Return Portfolio — Administrative Class Shares	10.0%	8.0%	5.0%	3.0%	0.0%
High Yield	PIMCO VIT High Yield Portfolio — Administrative Class Shares	6.0%	5.0%	3.0%	2.0%	0.0%
Inflation Adjusted	American Century VP Inflation Protection Fund — Class II	6.0%	5.0%	3.0%	2.0%	0.0%
Short Duration	PIMCO VIT Low Duration Portfolio — Administrative Class Shares	12.0%	9.0%	6.0%	3.0%	0.0%
Long Duration	PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares	24.0%	17.0%	12.0%	5.0%	0.0%
Floating Rate	Eaton Vance VT Floating-Rate Income Fund	6.0%	5.0%	3.0%	2.0%	0.0%

Total % Fixed Income		80%	60%	40%	20%	0%

MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

BUILD YOUR OWN ASSET ALLOCATION MODEL

Core Asset Class (20% to 80%)	Specialty Asset Class (0% to 20%)	Fixed Income Asset Class (20% to 60%)

AB Balanced Hedged Allocation Portfolio — Class B

AB Growth and Income Portfolio — Class B

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

CTIVP® — Principal Blue Chip Growth Fund — Class 1

Fidelity VIP Balanced Portfolio — Service Class 2

Fidelity VIP Contrafund® Portfolio — Service Class 2

Fidelity VIP Equity-Income Portfolio — Service Class 2

Fidelity VIP Growth & Income Portfolio — Service Class 2

Franklin Templeton VIP Franklin Mutual Shares VIP Fund — Class 2 Shares

Franklin Templeton VIP Templeton Growth VIP Fund — Class 2 Shares

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Conservative Balanced Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares

Janus Henderson Balanced Portfolio — Service Shares

MFS® Total Return Series — Service Class Shares

State Street Total Return V.I.S. Fund — Class 3 Shares

State Street U.S. Equity V.I.S. Fund — Class 1 Shares

AB International Value Portfolio — Class B

AB Small Cap Growth Portfolio — Class B

AB Sustainable Global Thematic Portfolio — Class B

Allspring VT Omega Growth Fund — Class 2

American Century VP Inflation Protection Fund — Class II

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Eaton Vance VT Floating-Rate Income Fund

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2

Fidelity VIP Growth Portfolio — Service Class 2

Fidelity VIP Growth Opportunities Portfolio — Service Class 2

Fidelity VIP Mid Cap Portfolio — Service Class 2

Fidelity VIP Value Strategies Portfolio — Service Class 2

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Janus Henderson Forty Portfolio — Service Shares

MFS® Utilities Series — Service Class Shares

PIMCO VIT All Asset Portfolio — Advisor Class Shares

PIMCO VIT High Yield Portfolio — Administrative Class Shares

PSF Natural Resources Portfolio — Class II Shares

PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

State Street Real Estate Securities V.I.S. Fund — Class 1 Shares

State Street Small-Cap Equity V.I.S. Fund — Class 1 Shares

Fidelity VIP Investment Grade Bond Portfolio — Service Class 2

PIMCO VIT Long-Term U.S. Government Portfolio — Administrative Class Shares

PIMCO VIT Low Duration Portfolio — Administrative Class Shares

PIMCO VIT Total Return Portfolio — Administrative Class Shares